Equity-Accounted Investees - Summary of Financial Information of SunStream (Parenthetical) (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 218,359	$ 195,041	$ 279,586
Percentage of net assets liabilities	100.00%	100.00%
Sundial Growers Inc [Member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 900	$ 300